Modification of Earlier Arrangement and Acquisition of Sri Sai (Tables)	12 Months Ended
Mar. 31, 2023
Modification of Earlier Arrangement and Acquisition of Sri Sai [Abstract]
Schedule of Financial Statements of New Accounting Policy	The summarized financial statements as of March 31, 2023 and March 31, 2022, applying the new accounting policy to the contract modification prospectively.
Extract from Financial Statements	As at March 31, 2022	Adjustments	As at April 1, 2022	As at March 31, 2023

Assets items
Non-current assets
Intangible (Customer Acquisition, net of amortisation)	35,186,496	(35,186,496)	-	-

Deferred tax assets	537,915	(537,915)	-	-

Current assets
Other receivables	50,939,090	(50,939,090)	-	-

Total of assets	86,663,501	(86,663,501)	-	-

Liabilities Items
Non-current liabilities
Customer Acquisition List Payable, net of current portion	(29,146,665)		-	-
Less: Part Payment made towards Customer Acquisition	(395,209)		-	-
Net of payments	(28,751,456)	28,751,456	-	-

Deferred tax liability	(2,297,717)	2,297,717

Current liabilities
Other financial liabilities
Interest on tax payable	(845,791)	845,791

Other current liabilities:
CSR expenses payable	(206,619)		-	-
Statutory liabilities	(7,790,691)	7,997,310	-	-

Customer acquisition payable	(29,146,665)	29,146,665

Current tax liability	(3,305,308)	3,305,308

Total of liabilities	(72,344,247)	72,344,247	-	-

Net balances adjusted		(14,319,254)	-	-

Retained earnings (refer to Consolidated Statement of Changes in Equity))	12,148,403	(14,319,254)	(2,170,851)	4,518,954